Allowance for Credit Losses (Impairment By Loan Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	$ 19,447	$ 12,675
Loans Individually Evaluated for Impairment, Allowance	279	365
Loans Collectively Evaluated for Impairment, Recorded Investment	7,522,307	6,882,271
Loans Collectively Evaluated for Impairment, Allowance	108,780	59,913
Commercial, financial and agricultural | Domestic | Commercial Loan [Member]
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	1,189	1,935
Loans Individually Evaluated for Impairment, Allowance	209	249
Loans Collectively Evaluated for Impairment, Recorded Investment	1,784,747	1,290,725
Loans Collectively Evaluated for Impairment, Allowance	21,699	10,895
Commercial, financial and agricultural | Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member]
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	439	1,208
Loans Collectively Evaluated for Impairment, Recorded Investment	2,288,869	1,895,539
Loans Collectively Evaluated for Impairment, Allowance	30,000	16,533
Commercial, financial and agricultural | Domestic | Commercial Real Estate Multifamily Receivable [Member]
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	134	165
Loans Collectively Evaluated for Impairment, Recorded Investment	440,910	190,265
Loans Collectively Evaluated for Impairment, Allowance	5,051	1,786
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	17,496	938
Loans Individually Evaluated for Impairment, Allowance	70	116
Loans Collectively Evaluated for Impairment, Recorded Investment	1,829,261	2,184,945
Loans Collectively Evaluated for Impairment, Allowance	37,542	18,037
Real estate - mortgage | Domestic | Residential First Mortgage Financing Receivable [Member]
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	151	6,278
Loans Collectively Evaluated for Impairment, Recorded Investment	404,968	427,623
Loans Collectively Evaluated for Impairment, Allowance	3,874	3,762
Real estate - mortgage | Domestic | Residential Junior Lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	38	692
Loans Collectively Evaluated for Impairment, Recorded Investment	593,987	705,784
Loans Collectively Evaluated for Impairment, Allowance	9,570	7,535
Consumer | Domestic
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment		1,195
Loans Collectively Evaluated for Impairment, Recorded Investment	40,595	46,605
Loans Collectively Evaluated for Impairment, Allowance	291	542
Foreign | Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment		264
Loans Collectively Evaluated for Impairment, Recorded Investment	138,970	140,785
Loans Collectively Evaluated for Impairment, Allowance	$ 753	$ 823